Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of assets and liabilities (Detail) - PEN (S/)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Other accounts receivable, net	S/ 474,688,000	S/ 540,883,000
POS Commission receivable	250,501,000	390,126,000
Accounts receivable from sale of investments	222,002,000	432,341,000
Operations in process	162,517,000	149,105,000
Accounts receivable related to derivative financial instruments	120,878,000	143,201,000
Accounts receivable from short sale operations		61,191,000
Others	25,654,000	14,954,000
Total	1,256,240,000	1,731,801,000
Non-financial instruments
Tax paid to recover	223,248,000	673,786,000
Deferred charges	139,215,000	99,776,000
Tax credit for General Sales Tax – IGV	59,990,000	35,391,000
Deferred cost of POS affiliation and registration	58,243,000	85,006,000
Investments in associates	27,257,000	24,795,000
POS equipment supplies (*)	12,729,000	12,966,000
Others	16,194,000	6,657,000
Non Financial Assets	536,876,000	938,377,000
Total	1,793,116,000	2,670,178,000
Financial instruments
Insurance contract liability with investment component	2,144,131,000	1,308,422,000
Other accounts payable	665,537,000	665,296,000
Third party compensation (**)	496,426,000	866,665,000
Operations in process	354,032,000	556,543,000
Accounts payable related to derivative financial instruments	207,084,000	102,288,000
Workers' profit sharing and salaries payable	171,282,000	109,395,000
Accounts payable for acquisitions of investments	167,301,000	353,787,000
Lease liabilities	144,245,000	143,803,000	S/ 90,513,000
Accounts payable to reinsurers and coinsurers	16,776,000	6,354,000
Allowance for indirect loan losses	12,355,000	14,248,000
Financial liabilities at fair value through profit or loss		61,153,000
Total	4,379,169,000	4,187,954,000
Non-financial instruments
Taxes payable	99,076,000	87,262,000
Provision for other contingencies	44,238,000	107,078,000
Deferred income	41,382,000	36,394,000
Registration for use of POS	8,620,000	18,005,000
Others	13,315,000	8,839,000
Non Financial Liabilities	206,631,000	257,578,000
Total	S/ 4,585,800,000	S/ 4,445,532,000